Provisions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Probable loss in provisions beginning	R$ 858,534	R$ 815,211
Possible loss in provisions ending	1,637,680	1,458,745
Provision For Possible Loss Of Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions beginning	169,317	165,475
Possible loss in provisions ending	69,923	74,212
Provision For Possible Loss Of Labor Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions beginning	442,768	425,711
Possible loss in provisions ending	162,216	137,245
Provision For Possible Loss Of Taxes [Member]
IfrsStatementLineItems [Line Items]
Probable loss in provisions beginning	246,449	224,025
Possible loss in provisions ending	R$ 1,405,541	R$ 1,247,288